Other payables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Payables
Balance at beginning of the year	$ 11,690	$ 8,343
Increase	3,829	14,722
Payments	(12,321)	(15,959)
Exchange difference	4,274	2,785
Interest	3,768	6,312
Result from exposure to inlfation	(2,803)	(4,513)
Balance at end of the year	$ 8,437	$ 11,690